LEASES - Weighted average remaining lease terms and discount rates (Details)	Jun. 30, 2024	Jun. 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34 years 29 days	23 years 10 months 24 days
Weighted average discount rate	5.00%	5.00%